Quarterly Holdings Report
for
Fidelity® Series Floating Rate High Income Fund
December 31, 2022
SFR-NPRT1-0323
1.924295.111
Bank Loan Obligations - 84.1%
	Principal Amount (a)	Value ($)
Aerospace - 1.0%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.1387% 3/19/26 (b)(c)(d)	323,198	288,454
Gemini HDPE LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.42% 12/31/27 (b)(c)(d)	280,337	275,608
TransDigm, Inc.:
Tranche E 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.9799% 5/30/25 (b)(c)(d)	935,240	924,214
Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.9799% 12/9/25 (b)(c)(d)	363,750	358,868
Tranche G 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 8/22/24 (b)(c)(d)	199,741	197,744
TOTAL AEROSPACE		2,044,888
Air Transportation - 1.6%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9926% 4/20/28 (b)(c)(d)	455,000	452,511
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.13% 8/11/28 (b)(c)(d)	384,038	378,757
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.923% 4/8/26 (b)(c)(d)	217,591	207,005
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.923% 4/4/26 (b)(c)(d)	116,985	111,293
Echo Global Logistics, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.1336% 11/23/28 (b)(c)(d)(e)	344,138	331,473
Mileage Plus Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.9959% 7/2/27 (b)(c)(d)	837,000	859,808
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.9926% 10/20/27 (b)(c)(d)	430,000	437,740
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1084% 4/21/28 (b)(c)(d)	502,586	495,329
TOTAL AIR TRANSPORTATION		3,273,916
Automotive & Auto Parts - 1.2%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.173% 3/5/28 (b)(c)(d)	211,044	181,323
Avis Budget Car Rental LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.923% 3/16/29 (b)(c)(d)	94,288	92,579
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 4/30/26 (b)(c)(d)	252,784	247,203
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.8% 6/3/28 (b)(c)(d)	720,692	664,838
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.5799% 11/2/27 (b)(c)(d)	558,600	549,523
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6336% 12/17/28 (b)(c)(d)	420,750	349,631
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.1711% 2/8/28 (b)(c)(d)	149,246	137,057
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 1/29/28 (b)(c)(d)	451,950	385,852
TOTAL AUTOMOTIVE & AUTO PARTS		2,608,006
Banks & Thrifts - 0.8%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.9375% 2/27/28 (b)(c)(d)	790,913	774,501
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.073% 4/9/27 (b)(c)(d)	267,895	249,729
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.173% 2/18/29 (b)(c)(d)	1,088	885
Novae LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.6963% 12/22/28 (b)(c)(d)	248,125	200,981
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 12/1/28 (b)(c)(d)	183,150	179,677
Walker & Dunlop, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.673% 12/16/28 (b)(c)(d)(e)	183,150	179,029
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 12/14/28 (c)(d)(f)	30,000	29,550
TOTAL BANKS & THRIFTS		1,614,352
Broadcasting - 1.8%
AppLovin Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.250% 9.5% 8/15/25 (b)(c)(d)	384,419	369,123
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.3171% 5/25/26 (b)(c)(d)	244,133	230,503
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.5671% 8/24/26 (b)(c)(d)	1,664,487	199,738
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.224% 12/1/28 (b)(c)(d)	613,800	527,868
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 6.8836% 9/19/26 (b)(c)(d)	443,112	439,013
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.89% 9/30/26 (b)(c)(d)	464,400	441,180
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7299% 8/14/26 (b)(c)(d)	318,261	314,780
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8302% 6/10/29 (b)(c)(d)	144,275	142,183
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.6336% 3/24/26 (b)(c)(d)	240,082	235,924
1 month U.S. LIBOR + 3.250% 7.6336% 1/31/29 (b)(c)(d)	813,850	787,742
TOTAL BROADCASTING		3,688,054
Building Materials - 2.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (b)(c)(d)	621,423	462,606
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 6.8836% 10/1/26 (b)(c)(d)	107,536	106,730
1 month U.S. LIBOR + 2.750% 7.1336% 1/3/29 (b)(c)(d)	126,128	124,930
DiversiTech Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 12/22/28 (b)(c)(d)	228,472	210,194
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8588% 2/25/29 (b)(c)(d)	1,582,050	1,385,702
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.1802% 4/29/29 (b)(c)(d)	369,075	348,547
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 8.673% 4/1/29 (b)(c)(d)	139,300	136,166
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 6/4/28 (b)(c)(d)	653,834	623,830
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 6 month U.S. LIBOR + 2.250% 6.4251% 9/22/28 (b)(c)(d)	160,714	158,591
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 8.7997% 9/27/24 (b)(c)(d)	245,003	244,160
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 5/7/28 (b)(c)(d)	390,063	371,605
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.073% 10/19/27 (b)(c)(d)	480,246	463,610
TOTAL BUILDING MATERIALS		4,636,671
Cable/Satellite TV - 1.9%
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.14% 2/1/27 (b)(c)(d)	1,403,402	1,368,569
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 6.5679% 1/31/28 (b)(c)(d)	775,000	748,456
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 6.8179% 4/15/27 (b)(c)(d)	354,864	315,829
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 8.8225% 1/15/26 (b)(c)(d)	481,250	447,563
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.3836% 8/2/27 (b)(c)(d)	114,253	110,993
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.0679% 9/25/28 (b)(c)(d)	305,000	301,761
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 7.1647% 7/31/25 (b)(c)(d)	23,452	22,192
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 8.6497% 8/14/26 (b)(c)(d)	210,309	195,150
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 6.8179% 1/31/28 (b)(c)(d)	500,000	490,895
TOTAL CABLE/SATELLITE TV		4,001,408
Capital Goods - 0.7%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/8/29 (c)(d)(f)	320,000	316,202
CPM Holdings, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 12.3701% 11/15/26 (b)(c)(d)	107,727	104,675
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.0088% 1/24/29 (b)(c)(d)	339,625	333,046
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9.3836% 9/20/26 (b)(c)(d)	440,720	435,762
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 12.4929% 4/16/25 (b)(c)(d)(e)	207,874	194,632
TOTAL CAPITAL GOODS		1,384,317
Chemicals - 2.3%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 9/30/28 (b)(c)(d)	376,007	329,194
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (b)(c)(d)(g)	55,446	48,543
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.1387% 11/24/28 (b)(c)(d)	135,000	122,175
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1387% 11/24/27 (b)(c)(d)	492,170	476,996
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3442% 8/29/29 (b)(c)(d)	109,088	108,897
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.7214% 5/7/25 (b)(c)(d)(e)	369,375	351,830
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 7.9683% 10/4/29 (b)(c)(d)	465,000	422,801
Groupe Solmax, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.4799% 5/27/28 (b)(c)(d)	248,111	204,691
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 7/3/28 (b)(c)(d)	325,079	297,041
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.9345% 3/15/29 (b)(c)(d)	646,750	553,618
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.8586% 2/9/30 (b)(c)(d)(e)	170,000	132,600
ICP Group Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 12/29/27 (b)(c)(d)	270,188	194,265
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.3044% 12/1/26 (b)(c)(d)	163,350	131,497
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 11/9/28 (b)(c)(d)	435,600	417,209
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.1647% 10/1/25 (b)(c)(d)	333,286	328,120
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.14% 4/3/25 (b)(c)(d)	680,699	666,976
TOTAL CHEMICALS		4,786,453
Consumer Products - 2.0%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.2812% 2/7/29 (b)(c)(d)(e)	348,250	318,649
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.3836% 6/11/26 (b)(c)(d)	242,028	234,276
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 6.3836% 5/23/27 (b)(c)(d)	156,376	151,099
CME Term SOFR 1 Month Index + 3.500% 12/8/29 (c)(d)(f)	305,000	298,519
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.239% 11/8/27 (b)(c)(d)	491,250	474,670
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1647% 9/29/28 (b)(c)(d)	296,027	285,667
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 12/21/25 (b)(c)(d)	233,786	225,068
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4849% 12/22/26 (b)(c)(d)	515,120	488,720
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.44% 9/24/28 (b)(c)(d)	352,226	298,951
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 3/4/28 (b)(c)(d)	329,138	319,092
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.2349% 10/20/28 (b)(c)(d)(e)	253,088	177,161
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6875% 8/5/28 (b)(c)(d)	243,744	225,463
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 6/29/28 (b)(c)(d)	88,350	70,239
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.365% 6/29/28 (b)(c)(d)	11,620	9,238
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.89% 5/14/28 (b)(c)(d)	266,197	221,277
Woof Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1039% 12/21/27 (b)(c)(d)	398,657	374,072
TOTAL CONSUMER PRODUCTS		4,172,161
Containers - 2.5%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 3/3/28 (b)(c)(d)	511,631	487,063
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.43% 3/11/28 (b)(c)(d)	88,425	83,972
1 month U.S. LIBOR + 3.750% 7.91% 3/11/28 (b)(c)(d)	763,470	733,053
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.0243% 7/1/26 (b)(c)(d)	466,479	462,238
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.1336% 12/21/26 (b)(c)(d)	243,125	241,151
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 12/1/27 (b)(c)(d)	461,775	447,779
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 8/4/27 (b)(c)(d)	765,201	750,532
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.2592% 2/9/26 (b)(c)(d)	314,400	277,948
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 8.1336% 8/1/26 (b)(c)(d)	246,875	238,852
1 month U.S. LIBOR + 4.000% 8.1875% 7/31/26 (b)(c)(d)	242,500	235,286
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 1/30/27 (b)(c)(d)	591,645	586,190
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 9/24/28 (b)(c)(d)	424,625	418,315
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 8/12/28 (b)(c)(d)	301,950	297,611
TOTAL CONTAINERS		5,259,990
Diversified Financial Services - 2.1%
ACNR Holdings, Inc. term loan 20.3269% 9/16/25 (b)(d)(e)	26,675	26,876
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 2/4/28 (b)(c)(d)	273,569	270,932
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 9.6849% 10/15/26 (b)(c)(d)	371,368	341,737
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.823% 10/31/26 (b)(c)(d)	411,849	407,141
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 1/27/27 (b)(c)(d)	182,688	177,207
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9799% 7/12/28 (b)(c)(d)	241,879	240,217
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.8836% 6/27/25 (b)(c)(d)	92,105	91,731
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.823% 6/24/28 (b)(c)(d)	123,183	120,587
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.573% 6/30/28 (b)(c)(d)	379,050	373,997
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1647% 9/24/27 (b)(c)(d)	313,614	284,997
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.5891% 3/1/25 (b)(c)(d)	405,797	402,652
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.2776% 4/21/28 (b)(c)(d)	311,063	284,103
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8125% 9/1/27 (b)(c)(d)(e)	328,641	319,603
Nexus Buyer LLC 2LN, term loan 1 month U.S. LIBOR + 6.250% 10.6336% 11/5/29 (b)(c)(d)	220,000	203,042
TransUnion LLC Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 11/16/26 (b)(c)(d)	422,254	415,844
UFC Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.11% 4/29/26 (b)(c)(d)	205,726	202,756
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.3636% 2/9/27 (b)(c)(d)	367,901	349,506
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,512,928
Diversified Media - 1.1%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.284% 10/28/27 (b)(c)(d)	833,000	685,767
Allen Media LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.2302% 2/10/27 (b)(c)(d)	1,113,332	908,067
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 12/17/26 (b)(c)(d)	717,113	669,862
TOTAL DIVERSIFIED MEDIA		2,263,696
Energy - 2.3%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.9223% 11/14/26 (b)(c)(d)	395,835	383,299
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9419% 10/14/27 (b)(c)(d)	426,377	406,926
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 3/17/28 (b)(c)(d)(e)	275,800	264,768
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 6/4/28 (b)(c)(d)	1,143,940	1,137,111
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.923% 11/19/29 (b)(c)(d)	210,000	201,653
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (b)(c)(d)	300,038	282,599
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9199% 8/27/28 (b)(c)(d)(e)	234,375	226,172
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2299% 9/29/28 (b)(c)(d)	554,097	548,440
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.6336% 7/18/25 (b)(c)(d)	419,780	410,075
Granite Acquisition, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.4799% 3/25/28 (b)(c)(d)	316,034	301,022
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6336% 1/23/27 (b)(c)(d)	315,993	311,057
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 9.1274% 6/21/26 (b)(c)(d)	362,813	347,959
TOTAL ENERGY		4,821,081
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.8836% 9/1/27 (b)(c)(d)	187,500	169,078
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.8836% 9/1/27 (b)(c)(d)	200,000	179,438
TOTAL ENTERTAINMENT/FILM		348,516
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.3836% 10/8/28 (b)(c)(d)	143,550	142,673
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.823% 11/30/28 (b)(c)(d)	401,651	398,281
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.823% 11/30/28 (b)(c)(d)	30,314	30,059
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9883% 6/21/28 (b)(c)(d)	454,721	422,040
TOTAL ENVIRONMENTAL		993,053
Food & Drug Retail - 0.4%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 11.4302% 8/1/29 (b)(c)(d)	184,538	180,847
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.6336% 1/29/27 (b)(c)(d)	285,997	277,854
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 9.9147% 11/20/25 (b)(c)(d)	454,742	327,414
TOTAL FOOD & DRUG RETAIL		786,115
Food/Beverage/Tobacco - 1.2%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 12.1336% 10/1/26 (b)(c)(d)	80,000	43,360
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.1336% 10/1/25 (b)(c)(d)	136,621	113,225
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 7.9302% 1/24/29 (b)(c)(d)	417,900	372,742
2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.6802% 1/24/30 (b)(c)(d)	185,000	145,514
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 10/23/27 (b)(c)(d)	268,751	262,927
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.6711% 5/16/29 (b)(c)(d)	390,000	377,933
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 9/23/27 (b)(c)(d)	584,651	556,067
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 3/31/28 (b)(c)(d)	778,151	720,957
TOTAL FOOD/BEVERAGE/TOBACCO		2,592,725
Gaming - 4.7%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.5421% 10/1/28 (b)(c)(d)	811,164	748,502
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 7/20/25 (b)(c)(d)	1,104,950	1,101,182
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.1336% 12/22/24 (b)(c)(d)	1,375,254	1,370,894
Churchill Downs, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.39% 3/17/28 (b)(c)(d)	294,750	291,558
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.323% 1/27/29 (b)(c)(d)	2,369,112	2,248,003
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0918% 7/4/28 (b)(c)(d)	149,625	148,774
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.39% 10/20/24 (b)(c)(d)	558,247	556,154
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1802% 10/31/29 (b)(c)(d)	215,000	213,747
Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.2299% 3/16/27 (b)(c)(d)	275,800	273,646
J&J Ventures Gaming LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 4/26/28 (b)(c)(d)	281,438	268,773
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.8836% 5/29/26 (b)(c)(d)	295,299	293,084
Playtika Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 3/11/28 (b)(c)(d)	248	237
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.4171% 4/7/29 (b)(c)(d)	452,725	445,450
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 7.0974% 4/4/29 (b)(c)(d)	488,775	465,328
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.9799% 7/16/26 (b)(c)(d)	892,872	879,104
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.64% 2/7/27 (b)(c)(d)	648,759	632,203
TOTAL GAMING		9,936,639
Healthcare - 4.7%
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 8/23/28 (b)(c)(d)	296,922	291,170
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.6336% 11/6/27 (b)(c)(d)	409,085	406,586
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.5329% 2/12/28 (b)(c)(d)	170,000	160,721
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 12/13/26 (b)(c)(d)	653,861	591,744
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8701% 8/1/27 (b)(c)(d)	588,698	564,320
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 11/1/28 (b)(c)(d)	177,852	172,917
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 10/1/27 (b)(c)(d)	1,382,902	1,294,742
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1875% 3/15/28 (b)(c)(d)	280,013	279,662
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.19% 1/6/29 (b)(c)(d)	317,600	306,783
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6875% 5/4/28 (b)(c)(d)	517,125	509,048
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 5/5/28 (b)(c)(d)	747,644	740,048
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6.955% 10/19/27 (b)(c)(d)	213,465	209,195
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6336% 8/31/26 (b)(c)(d)	275,973	234,447
2LN, term loan 1 month U.S. LIBOR + 8.250% 12.6336% 8/30/27 (b)(c)(d)	180,000	132,601
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 10/23/28 (b)(c)(d)	560,576	531,975
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.75% 6/2/28 (b)(c)(d)	629,097	622,020
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 11/30/27 (b)(c)(d)	368,438	348,634
Pathway Vet Alliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 3/31/27 (b)(c)(d)	471,913	390,310
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 11/15/28 (b)(c)(d)	712,844	685,321
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7% 7/3/28 (b)(c)(d)	304,643	303,464
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.05% 8/31/26 (b)(c)(d)	216,914	213,907
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3701% 10/1/28 (b)(c)(d)	472,454	449,152
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0918% 11/20/26 (b)(c)(d)	518,972	445,885
TOTAL HEALTHCARE		9,884,652
Homebuilders/Real Estate - 0.5%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 8/21/25 (b)(c)(d)	611,174	596,114
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.073% 1/30/27 (b)(c)(d)	226,856	207,119
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.073% 1/30/27 (b)(c)(d)	12,831	11,715
Ryan Specialty Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.423% 9/1/27 (b)(c)(d)	288,040	285,641
TOTAL HOMEBUILDERS/REAL ESTATE		1,100,589
Hotels - 1.9%
ASP LS Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2299% 4/30/28 (b)(c)(d)	370,313	263,692
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.3179% 9/9/26 (b)(c)(d)	150,818	148,054
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.3836% 6/30/25 (b)(c)(d)	404,625	386,850
1 month U.S. LIBOR + 3.250% 7.6336% 10/18/28 (b)(c)(d)	460,350	429,737
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.673% 11/30/29 (b)(c)(d)	75,000	74,973
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 8/2/28 (b)(c)(d)	1,260,008	1,250,558
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1725% 6/21/26 (b)(c)(d)	126,445	125,942
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 8/31/25 (b)(c)(d)	178,650	176,328
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 12.98% 6/23/26 (b)(c)(d)	256,100	221,099
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5757% 12/15/28 (b)(c)(d)	230,000	223,820
Travelport Finance Luxembourg SARL 1LN, term loan 1 month U.S. LIBOR + 5.170% 13.4799% 2/28/25 (b)(c)(d)	780,597	780,511
TOTAL HOTELS		4,081,564
Insurance - 4.2%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.8836% 2/13/27 (b)(c)(d)	1,124,409	1,052,728
1 month U.S. LIBOR + 4.250% 8.6336% 2/15/27 (b)(c)(d)	262,350	253,386
CME Term SOFR 1 Month Index + 5.750% 9.9157% 2/15/27 (b)(c)(d)	330,000	326,700
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 5/10/25 (b)(c)(d)	445,680	439,329
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 5/9/25 (b)(c)(d)	241,250	237,846
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.6336% 2/19/28 (b)(c)(d)	591,074	579,808
AssuredPartners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 2/13/27 (b)(c)(d)	441,350	427,836
Asurion LLC:
Tranche B 7LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 11/3/24 (b)(c)(d)	477,500	462,750
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.6336% 1/31/28 (b)(c)(d)	1,005,000	779,709
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.6336% 1/20/29 (b)(c)(d)	525,000	405,752
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 12/23/26 (b)(c)(d)	980,000	871,592
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 7/31/27 (b)(c)(d)	594,413	518,999
HUB International Ltd.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.5276% 4/25/25 (b)(c)(d)	848,925	840,240
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.3269% 4/25/25 (b)(c)(d)	769,169	759,878
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.9799% 12/2/26 (b)(c)(d)	121,254	120,193
CME Term SOFR 1 Month Index + 3.750% 8.3302% 11/22/29 (b)(c)(d)	748,263	740,249
TOTAL INSURANCE		8,816,995
Leisure - 2.4%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 8/17/28 (b)(c)(d)	356,744	351,617
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 11/24/28 (b)(c)(d)	208,425	202,693
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3613% 7/21/28 (b)(c)(d)	707,850	660,070
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 14.4065% 9/9/23 (b)(c)(d)	203,123	198,997
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (b)(c)(d)	365,618	63,245
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.573% 1/15/30 (b)(c)(d)	630,000	629,213
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.7299% 9/8/24 (b)(c)(d)	250,000	162,500
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 7.7299% 3/8/24 (b)(c)(d)	707,072	529,420
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.19% 8/27/28 (b)(c)(d)	187,625	185,514
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.1058% 12/14/26 (b)(c)(d)(e)	367,500	339,938
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 12% 5/10/26 (b)(c)(d)	111,695	84,469
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.4375% 8/25/28 (b)(c)(d)	296,250	290,535
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 8.8836% 12/21/25 (b)(c)(d)	360,938	235,851
Topgolf Callaway Brands Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 8.8836% 1/4/26 (b)(c)(d)	369,000	367,616
United PF Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 12/30/26 (b)(c)(d)	606,820	488,490
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.2299% 12/30/27 (b)(c)(d)	125,000	101,250
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.2299% 12/30/26 (b)(c)(d)(e)	131,963	116,127
TOTAL LEISURE		5,007,545
Paper - 0.7%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.598% 4/13/29 (b)(c)(d)	1,517,375	1,442,144
Journey Personal Care Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 3/1/28 (b)(c)(d)	167,870	121,789
TOTAL PAPER		1,563,933
Publishing/Printing - 0.8%
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.3302% 6/16/26 (b)(c)(d)	446,928	344,693
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 12.9878% 3/13/25 (b)(c)(d)(e)	331,500	321,555
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.923% 1/28/29 (b)(c)(d)	198,500	190,437
Recorded Books, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3234% 8/29/25 (b)(c)(d)	341,027	332,866
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 7/8/28 (b)(c)(d)	282,150	264,987
Scripps (E.W.) Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 1/7/28 (b)(c)(d)	296,969	288,220
TOTAL PUBLISHING/PRINTING		1,742,758
Railroad - 0.9%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4907% 4/6/28 (b)(c)(d)	291,313	266,551
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 11/23/28 (b)(c)(d)	253,088	237,059
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (b)(c)(d)	347,497	313,109
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (b)(c)(d)	129,271	116,478
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.7299% 12/30/26 (b)(c)(d)	520,288	516,906
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 7/22/28 (b)(c)(d)	430,650	392,550
TOTAL RAILROAD		1,842,653
Restaurants - 0.6%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1407% 11/19/26 (b)(c)(d)	350,758	344,181
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.4375% 6/29/29 (b)(c)(d)	224,438	223,176
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6336% 11/22/28 (b)(c)(d)	153,450	143,411
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 11.2349% 3/1/26 (b)(c)(d)	360,938	309,504
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8302% 4/1/29 (b)(c)(d)	183,652	179,979
TOTAL RESTAURANTS		1,200,251
Services - 8.5%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.423% 12/20/29 (b)(c)(d)	210,000	191,100
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.923% 12/21/28 (b)(c)(d)	766,150	740,292
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3887% 8/12/28 (b)(c)(d)	65,725	65,115
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 9/7/28 (b)(c)(d)	212,850	210,189
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7349% 11/16/28 (b)(c)(d)	158,800	153,639
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2349% 11/16/28 (b)(c)(d)	312,638	300,914
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.173% 5/14/28 (b)(c)(d)	592,996	562,238
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.73% 7/9/28 (b)(c)(d)	419,688	413,522
Aramark Services, Inc. Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 3/11/25 (b)(c)(d)	114,325	113,432
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 12/10/28 (b)(c)(d)	420,750	397,083
Asurion LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 8/17/28 (b)(c)(d)	997,435	887,967
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.4945% 6/21/24 (b)(c)(d)	1,313,563	1,172,355
Brown Group Holding LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.91% 6/9/29 (b)(c)(d)	99,750	99,298
Cast & Crew Payroll LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 2/7/26 (b)(c)(d)	470,584	463,191
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 9/30/28 (b)(c)(d)	202,065	197,351
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.9375% 6/2/28 (b)(c)(d)	997,375	829,068
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 8/16/28 (b)(c)(d)	168,300	161,568
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.49% 7/19/28 (b)(c)(d)	503,625	408,148
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.9442% 8/1/26 (b)(c)(d)	260,442	257,056
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.3836% 3/29/25 (b)(c)(d)	448,496	443,078
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.6207% 6/13/25 (b)(c)(d)	190,000	140,668
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.14% 3/3/28 (b)(c)(d)	195,302	186,941
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 8.6875% 3/10/26 (b)(c)(d)	511,426	490,969
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.073% 4/29/29 (b)(c)(d)	275,000	248,188
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.65% 6/30/28 (b)(c)(d)	138,945	130,840
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (b)(c)(d)	515,938	510,521
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 12/1/27 (b)(c)(d)	368,438	353,011
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 3/5/28 (b)(c)(d)	334,071	287,859
Ion Trading Finance Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.4799% 3/26/28 (b)(c)(d)	954,401	902,586
KNS Acquisitions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.4199% 4/21/27 (b)(c)(d)	266,406	240,099
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 2/21/25 (b)(c)(d)	699,577	670,236
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 8.33% 1/23/27 (b)(c)(d)	687,375	670,761
CME Term SOFR 1 Month Index + 4.000% 8.12% 2/16/29 (b)(c)(d)	159,200	154,773
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 12.9199% 1/31/28 (b)(c)(d)	200,000	182,750
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.8219% 4/11/29 (b)(c)(d)	1,110,000	988,599
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 3/6/25 (b)(c)(d)	329,975	269,550
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.9375% 12/10/26 (b)(c)(d)(e)	502,924	497,894
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 12/17/27 (b)(c)(d)	47,224	42,856
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 12/17/27 (b)(c)(d)	75,278	68,314
Signal Parent, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8869% 4/3/28 (b)(c)(d)	282,284	168,193
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (b)(c)(d)	1,473,750	1,237,582
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 11.448% 3/23/27 (b)(c)(d)	251,902	251,746
Uber Technologies, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.2349% 4/4/25 (b)(c)(d)	143,020	142,842
1 month U.S. LIBOR + 3.500% 8.2349% 2/25/27 (b)(c)(d)	493,926	492,602
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7302% 1/21/29 (b)(c)(d)	202,950	195,000
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.673% 11/3/29 (b)(c)(d)	215,000	212,313
TOTAL SERVICES		17,804,297
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 12.6746% 6/30/27 (b)(c)(d)	347,119	298,870
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.729% 1/24/27 (b)(c)(d)	480,736	468,544
Super Retail - 4.3%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8701% 11/6/27 (b)(c)(d)	304,297	301,887
At Home Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9929% 7/24/28 (b)(c)(d)	252,450	197,731
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 3/5/28 (b)(c)(d)	6,371,555	6,108,714
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.2703% 2/3/24 (b)(c)(d)	210,000	209,922
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.2921% 4/1/28 (b)(c)(d)	276,491	205,209
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 10/19/27 (b)(c)(d)	290,000	275,697
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 4/15/28 (b)(c)(d)	714,125	614,547
Red Ventures LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.8836% 11/8/24 (b)(c)(d)	231,651	229,805
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.8836% 10/20/28 (b)(c)(d)	464,125	425,951
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.673% 10/20/28 (b)(c)(d)	448,875	418,715
TOTAL SUPER RETAIL		8,988,178
Technology - 16.5%
A&V Holdings Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.370% 9.5449% 3/10/27 (b)(c)(d)	265,743	257,771
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7302% 2/16/28 (b)(c)(d)	240,365	235,858
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 8/10/25 (b)(c)(d)	793,447	585,390
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.0802% 9/19/26 (b)(c)(d)	270,000	268,448
Aptean, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9849% 4/23/26 (b)(c)(d)	358,181	341,465
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 12/4/27 (b)(c)(d)	169,608	156,535
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8211% 2/15/29 (b)(c)(d)	1,897,278	1,708,233
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4.5803% 2/15/29 (b)(c)(d)(g)	323,188	290,986
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.673% 5/13/29 (b)(c)(d)	325,950	325,543
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.000% 10.6987% 11/24/26 (b)(c)(d)	400,104	316,366
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 10/31/26 (b)(c)(d)	444,759	437,531
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 10/31/26 (b)(c)(d)	519,759	510,793
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.0802% 7/6/29 (b)(c)(d)	1,005,000	994,719
Coherent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.1336% 7/1/29 (b)(c)(d)	671,055	662,499
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.6336% 4/4/26 (b)(c)(d)	880,858	828,227
ConnectWise LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 9/30/28 (b)(c)(d)	428,967	406,579
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6956% 10/16/26 (b)(c)(d)	907,048	874,975
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (b)(c)(d)	305,000	277,245
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.073% 3/31/29 (b)(c)(d)	95,000	83,441
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.073% 3/31/28 (b)(c)(d)	408,789	390,393
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.53% 7/6/29 (b)(c)(d)	720,000	717,300
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.6123% 10/6/29 (b)(c)(d)	225,000	217,688
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.423% 9/12/29 (b)(c)(d)	1,205,000	1,182,659
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.3836% 8/10/27 (b)(c)(d)	365,625	361,742
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.573% 10/21/29 (b)(c)(d)	284,330	283,580
Hyland Software, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 7/1/24 (b)(c)(d)	660,281	650,542
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7% 7/3/28 (b)(c)(d)	1,222,725	1,217,993
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 12/1/27 (b)(c)(d)	461,775	443,304
MA FinanceCo. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9734% 6/5/25 (b)(c)(d)	171,674	170,923
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.673% 6/9/29 (b)(c)(d)	94,525	94,424
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.974% 3/1/29 (b)(c)(d)	428,473	397,790
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 9/15/24 (b)(c)(d)	607,215	589,217
Tranche B 2LN, term loan 1 month U.S. LIBOR + 6.250% 10.649% 2/23/29 (b)(c)(d)	250,000	222,813
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.1336% 9/15/24 (b)(c)(d)	522,228	506,634
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.1711% 8/17/29 (b)(c)(d)	678,300	668,973
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 12/10/28 (b)(c)(d)	163,763	152,094
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 11.39% 9/4/26 (b)(c)(d)	85,000	83,088
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.64% 9/5/25 (b)(c)(d)	330,337	326,139
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 11/16/29 (c)(d)(f)	760,000	741,570
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.9671% 7/30/28 (b)(c)(d)	303,475	285,394
Park Place Technologies LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.423% 11/10/27 (b)(c)(d)	374,260	351,647
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 2/1/28 (b)(c)(d)	1,803,437	1,757,972
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.75% 12/29/27 (b)(c)(d)	166,052	161,071
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 6/2/28 (b)(c)(d)	1,090,269	992,538
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 7.8836% 5/30/26 (b)(c)(d)	362,813	349,037
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9849% 8/31/28 (b)(c)(d)	754,587	723,980
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.38% 2/15/28 (b)(c)(d)	1,159,719	720,603
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 4/22/28 (b)(c)(d)	701,125	665,368
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 9/30/28 (b)(c)(d)	374,903	229,066
Renaissance Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.6336% 5/31/25 (b)(c)(d)	475,488	452,426
Seattle Spinco, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.4211% 3/1/27 (b)(c)(d)	992,500	990,019
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 7.1336% 6/21/24 (b)(c)(d)	309,017	308,245
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 10/7/27 (b)(c)(d)	647,525	623,651
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 4/16/25 (b)(c)(d)	315,252	309,429
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 4/16/25 (b)(c)(d)	256,291	251,558
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 4/16/25 (b)(c)(d)	513,922	504,286
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 1/31/27 (b)(c)(d)	224,114	219,585
Tempo Acquisition LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.323% 8/31/28 (b)(c)(d)	634,506	631,968
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 5/1/24 (b)(c)(d)	98,252	97,613
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.6201% 9/28/24 (b)(c)(d)	161,092	160,823
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.1336% 5/4/26 (b)(c)(d)	1,016,991	978,854
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9983% 5/3/26 (b)(c)(d)	585,467	556,194
2LN, term loan 1 month U.S. LIBOR + 5.250% 8.9983% 5/3/27 (b)(c)(d)	730,000	668,315
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 8/27/25 (b)(c)(d)	512,870	508,567
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.4211% 1/13/29 (b)(c)(d)	600,000	582,900
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 4/6/28 (b)(c)(d)	276,500	233,090
VM Consolidated, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 3/27/28 (b)(c)(d)	363,210	360,486
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 2/28/27 (b)(c)(d)	515,425	499,318
Weber-Stephen Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 10/30/27 (b)(c)(d)	337,646	283,623
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 9/30/26 (b)(c)(d)	231,274	228,360
TOTAL TECHNOLOGY		34,667,456
Telecommunications - 4.2%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6.8291% 1/31/26 (b)(c)(d)	475,000	456,000
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.5679% 11/30/27 (b)(c)(d)	209,751	200,182
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.89% 12/12/26 (b)(c)(d)	272,127	268,611
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.875% 10/2/27 (b)(c)(d)	264,182	232,424
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.8701% 4/27/27 (b)(c)(d)	212,363	206,699
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 5/1/28 (b)(c)(d)	1,282,163	1,220,349
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10.75% 5/31/25 (b)(c)(d)	491,748	221,287
Intelsat Jackson Holdings SA 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.4449% 2/1/29 (b)(c)(d)	1,818,491	1,752,244
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 3/1/27 (b)(c)(d)	129,918	124,234
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.9766% 4/30/27 (b)(c)(d)	692,908	671,428
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.9603% 8/1/29 (b)(c)(d)	415,000	328,369
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 9/25/26 (b)(c)(d)	438,192	354,344
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 9.2299% 11/1/24 (b)(c)(d)	713,540	531,031
3 month U.S. LIBOR + 8.250% 12.6647% 11/1/25 (b)(c)(d)	1,100,000	714,175
Windstream Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.673% 9/21/27 (b)(c)(d)	86,718	78,263
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 3/9/27 (b)(c)(d)	1,763,763	1,423,727
TOTAL TELECOMMUNICATIONS		8,783,367
Textiles/Apparel - 0.7%
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.7313% 2/17/29 (b)(c)(d)	904,500	885,279
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.0769% 7/7/28 (b)(c)(d)	297,739	199,982
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8836% 4/14/28 (b)(c)(d)	433,400	398,910
TOTAL TEXTILES/APPAREL		1,484,171
Utilities - 2.4%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.073% 8/1/25 (b)(c)(d)	184,538	183,558
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 8/1/25 (b)(c)(d)	1,087,228	1,070,354
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 11/1/26 (b)(c)(d)	322,768	312,833
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.8418% 2/15/24 (b)(c)(d)	879,778	609,062
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7302% 1/3/29 (b)(c)(d)	200,343	157,604
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.4375% 6/23/25 (b)(c)(d)	797,093	789,872
Pike Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.39% 1/21/28 (b)(c)(d)	359,589	354,138
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.892% 3/2/27 (b)(c)(d)	852,102	820,507
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.12% 12/31/25 (b)(c)(d)	840,810	832,595
TOTAL UTILITIES		5,130,523
TOTAL BANK LOAN OBLIGATIONS (Cost $189,078,312)		176,591,315

Nonconvertible Bonds - 5.0%
	Principal Amount (a)	Value ($)
Aerospace - 0.3%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	493,095
8% 12/15/25 (h)	55,000	55,813
TOTAL AEROSPACE		548,908
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	165,000	158,672
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	115,000	112,192
TOTAL AIR TRANSPORTATION		270,864
Automotive & Auto Parts - 0.6%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(h)	1,300,000	1,254,500
Broadcasting - 0.2%
DISH Network Corp. 11.75% 11/15/27 (h)	240,000	247,176
Univision Communications, Inc. 6.625% 6/1/27 (h)	170,000	164,018
TOTAL BROADCASTING		411,194
Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (h)	140,000	127,119
5.375% 6/1/29 (h)	285,000	257,717
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (h)	167,000	122,695
TOTAL CABLE/SATELLITE TV		507,531
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (h)	30,000	30,159
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	4,325
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	415,000	359,483
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	145,000	132,891
TOTAL CONTAINERS		492,374
Energy - 0.1%
Citgo Petroleum Corp.:
6.375% 6/15/26 (h)	10,000	9,639
7% 6/15/25 (h)	70,000	68,275
New Fortress Energy, Inc.:
6.5% 9/30/26 (h)	5,000	4,644
6.75% 9/15/25 (h)	75,000	70,935
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	122,500	119,207
TOTAL ENERGY		272,700
Gaming - 0.6%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	875,000	740,456
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	250,000	246,404
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	280,043
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	35,000	32,999
4.25% 12/1/26 (h)	50,000	46,646
TOTAL GAMING		1,346,548
Healthcare - 0.1%
Tenet Healthcare Corp. 4.625% 7/15/24	104,000	101,427
Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	133,000	137,074
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (h)	145,000	145,707
11.625% 8/15/27 (h)	100,000	100,250
TOTAL LEISURE		245,957
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	135,000	114,726
Services - 0.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	347,000	314,903
Aramark Services, Inc. 6.375% 5/1/25 (h)	90,000	88,894
PowerTeam Services LLC 9.033% 12/4/25 (h)	670,000	558,170
TOTAL SERVICES		961,967
Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	109,129
8.5% 10/30/25 (h)	260,000	242,222
TOTAL SUPER RETAIL		351,351
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	150,000	138,434
Maxar Technologies, Inc. 7.75% 6/15/27 (h)	145,000	150,544
TOTAL TECHNOLOGY		288,978
Telecommunications - 1.3%
Altice Financing SA 5.75% 8/15/29 (h)	1,000,000	786,563
Altice France SA:
5.125% 1/15/29 (h)	80,000	60,153
5.125% 7/15/29 (h)	145,000	108,713
5.5% 1/15/28 (h)	1,000,000	783,120
Frontier Communications Holdings LLC 5% 5/1/28 (h)	160,000	139,523
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	535,000	478,285
Windstream Escrow LLC 7.75% 8/15/28 (h)	500,000	407,413
TOTAL TELECOMMUNICATIONS		2,763,770
Utilities - 0.2%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 9.9244% 10/8/26 (b)(c)(e)	415,788	420,486
TOTAL NONCONVERTIBLE BONDS (Cost $11,650,422)		10,524,839

Common Stocks - 1.8%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (e)(i)	24,748	133,887
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	3,037	273
TOTAL CAPITAL GOODS		134,160
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	1,891	190,291
Lime Tree Bay Ltd. (e)	153	5,161
TOTAL DIVERSIFIED FINANCIAL SERVICES		195,452
Energy - 1.1%
California Resources Corp.	15,179	660,438
California Resources Corp. warrants 10/27/24 (i)	920	11,592
Chesapeake Energy Corp.	9,834	928,035
Chesapeake Energy Corp. (i)(j)	137	12,929
Denbury, Inc. (i)	7,505	653,085
EP Energy Corp. (e)(i)	3,190	21,182
TOTAL ENERGY		2,287,261
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (e)(i)	53,143	1
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	15,069	277,673
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	156	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (e)(i)	17,967	17,967
Utilities - 0.4%
TexGen Power LLC (e)(i)	25,327	797,801
TOTAL COMMON STOCKS (Cost $2,601,204)		3,710,315

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)(i) (Cost $135,375)	1,083	653,872

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Tribune Co. Claim (e)(i) (Cost $29,756)	30,115	20,177

Money Market Funds - 8.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (k) (Cost $17,557,314)	17,554,081	17,557,592

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $221,052,383)	209,058,110
NET OTHER ASSETS (LIABILITIES) - 0.4%	870,607
NET ASSETS - 100.0%	209,928,717

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $297,837 and $266,782, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,002,926 or 4.8% of net assets.

(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,929 or 0.0% of net assets.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	1,297

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	12,086,932	28,196,645	22,725,985	98,283	-	-	17,557,592	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	9,575	1,187,267	1,196,842	82	-	-	-	0.0%
Total	12,096,507	29,383,912	23,922,827	98,365	-	-	17,557,592

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations and Nonconvertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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